SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 29, 2018
SEGMENT REPORTING
Segment Reporting

	2018
				All
	North	South	West	Other	Corporate	Total
Net sales to outside customers	$1,279,459	$1,024,747	$1,599,274	$585,700	$—	$4,489,180
Intersegment net sales	56,682	76,297	56,004	235,905	—	424,888
Interest expense (income)	58	(6)	197	(1,486)	10,130	8,893
Amortization expense	830	1,292	1,998	2,273	—	6,393
Depreciation expense	12,062	8,244	14,836	10,341	9,466	54,949
Segment earnings from operations	66,239	60,049	103,357	6,779	(29,161)	207,263
Segment assets	386,483	266,503	496,939	395,727	101,896	1,647,548
Capital expenditures	17,820	9,185	26,024	39,168	3,665	95,862

	2017
				All
	North	South	West	Other	Corporate	Total
Net sales to outside customers	$1,133,656	$837,370	$1,417,924	$552,232	$—	$3,941,182
Intersegment net sales	67,161	74,566	83,245	167,568	—	392,540
Interest expense	4	160	293	(473)	6,234	6,218
Amortization expense	559	607	1,723	1,971	—	4,860
Depreciation expense	10,511	6,880	14,116	8,586	8,443	48,536
Segment earnings from operations	61,326	46,646	82,465	17,296	(26,264)	181,469
Segment assets	351,270	240,661	462,311	356,264	54,171	1,464,677
Capital expenditures	23,026	12,286	23,212	9,865	2,727	71,116

	2016
				All
	North	South	West	Other	Corporate	Total
Net sales to outside customers	$1,000,426	$711,862	$1,251,093	$277,112	$—	$3,240,493
Intersegment net sales	57,770	38,641	88,311	19,322	—	204,044
Interest expense	1	307	387	143	3,737	4,575
Amortization expense	115	—	1,858	822	—	2,795
Depreciation expense	8,948	6,190	13,326	4,531	7,828	40,823
Segment earnings from operations	59,408	47,146	76,875	16,639	(35,630)	164,438
Segment assets	302,009	192,085	438,674	313,304	45,986	1,292,058
Capital expenditures	10,902	5,571	19,648	6,037	11,604	53,762

Information Regarding Principal Geographic Areas

Information regarding principal geographic areas was as follows (in thousands):

	2018		2017		2016
		Long-Lived		Long-Lived		Long-Lived
		Tangible		Tangible		Tangible
	Net Sales	Assets	Net Sales	Assets	Net Sales	Assets
United States	$4,382,356	$342,326	$3,821,366	$313,976	$3,162,331	$280,362
Foreign	106,824	34,312	119,816	30,380	78,162	26,106
Total	$4,489,180	$376,638	$3,941,182	$344,356	$3,240,493	$306,468

Gross Sales by Major Product Classification

The following table presents, for the periods indicated, our gross sales (in thousands) by major product classification.

	Year Ended
	December 29,	December 30,	December 31,
	2018	2017	2016
Value-Added Sales
Trusses – residential, modular and manufactured housing	$421,996	$368,591	$334,956
Fencing	179,037	187,905	176,668
Decking and railing – composite, wood and other	271,499	244,910	200,004
Turn-key framing and installed sales	151,260	149,520	141,474
Industrial packaging and components	581,622	471,262	391,610
Engineered wood products (eg. LVL; i-joist)	83,212	76,507	76,503
In-store fixtures	252,341	260,174	87,262
Manufactured brite and other lumber	102,333	78,638	68,517
Wall panels	69,889	61,226	53,279
Outdoor DIY products (eg. stakes; landscape ties)	124,907	110,327	106,284
Construction and building materials (eg. door packages; drywall)	305,374	265,048	204,732
Lattice – plastic and wood	48,614	48,736	50,556
Manufactured brite and other panels	97,314	75,742	60,753
Siding, trim and moulding	98,370	85,016	66,048
Hardware	24,662	21,218	20,713
Manufactured treated lumber	20,889	17,584	17,412
Other	21,342	12,604	10,967
Total Value-Added Sales	$2,854,661	$2,535,008	$2,067,738

Commodity-Based Sales
Non-manufactured brite and other lumber	718,456	576,374	469,042
Non-manufactured treated lumber	647,222	575,505	479,333
Non-manufactured brite and other panels	285,888	271,310	238,806
Non-manufactured treated panels	39,768	34,970	30,374
Other	19,754	13,036	12,084
Total Commodity-Based Sales	$1,711,088	$1,471,195	$1,229,639
Total Gross Sales	$4,565,749	$4,006,203	$3,297,377
Sales allowances	(76,569)	(65,021)	(56,884)
Total Net Sales	$4,489,180	$3,941,182	$3,240,493